Debt - Summary of Future Minimum Principal Payments on Long-term Debt (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 13,745
2022	13,298
2023	13,293
2024	13,274
2025	13,277
Thereafter	2,086,731
Total future minimum principal payments	$ 2,153,618